CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Ordinary shares	Preferred Shares A	Preferred Shares B	Preferred Shares C	Share capital	Share premium	Accumulated deficit	Capital reserves	Total
Balance at the beginning at Dec. 31, 2021					$ 4	$ 46,203	$ (83,819)	$ 226	$ (37,386)
Balance at the beginning (in shares) at Dec. 31, 2021	18,783,168	7,638,647	4,999,651	895,710
Exercise of employee's options					0	101	0	0	101
Exercise of employee's options (in shares)	236,446
Shares issued to financial institutions					0	1,978	0	0	1,978
Shares issued to financial institutions (in shares)	846,432
Warrant exercised					0	5,399	0	0	5,399
Warrant exercised (in shares)			57,660	860,802
Issuance of shares following SPAC transaction					(4)	339,858	0	0	339,854
Issuance of shares following SPAC transaction (in shares)	56,647,836	(7,638,647)	(5,057,311)	(1,756,512)
SPAC exercise of warrants					0	2,381	0	0	2,381
SPAC exercise of warrants (in shares)	2,553,692
Issuing shares as part of the OTC Equity Prepaid Forward Transaction (“FPA”)					0	49,998	0	0	49,998
Issuing shares as part of the OTC Equity Prepaid Forward Transaction (“FPA”) (in shares)	1,605,100
Share based payments					0	570	0	0	570
Comprehensive loss for the year					0	0	(397,789)	3,272	(394,517)
Balance at the end at Dec. 31, 2022					0	446,488	(481,608)	3,498	(31,622)
Balance at the end (in shares) at Dec. 31, 2022	80,672,674	0	0	0
Shares issued to employees					0	27	0	0	27
Shares issued to employees (in shares)	940,953
Shares issued to financial institutions					0	1,628	0	0	1,628
Shares issued to financial institutions (in shares)	1,500,566
Share based payments					0	2,950	0	0	2,950
Comprehensive loss for the year					0	0	(29,715)	(609)	(30,324)
Currency translation reserve realization due the sale of Satixfy Space Systems UK Ltd.					0	0	0	(1,445)	(1,445)
Balance at the end at Dec. 31, 2023					0	451,093	(511,323)	1,444	(58,786)
Balance at the end (in shares) at Dec. 31, 2023	83,114,193	0	0	0
Shares issued to employees					0	0	0	0	0
Shares issued to employees (in shares)	2,558,281
Share based payments					0	2,159	0	0	2,159
Comprehensive loss for the year					0	0	(45,665)	0	(45,665)
Balance at the end at Dec. 31, 2024					$ 0	$ 453,252	$ (556,988)	$ 1,444	$ (102,292)
Balance at the end (in shares) at Dec. 31, 2024	85,672,474	0	0	0